Trading Activities	12 Months Ended
Dec. 31, 2016
Brokers and Dealers [Abstract]
Trading Activities
6.	Trading Activities:

The Partnerships’ objective is to profit from speculative trading in Futures Interests. Therefore, the trading advisors for each Partnership will take speculative positions in Futures Interests where they feel the best profit opportunities exist for their respective trading strategies. As such, the average number of contracts outstanding in absolute quantities (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures.

100% of Tactical Currency’s contracts held indirectly through its investment in Cambridge Master Fund are traded over-the-counter.

The General Partner estimates that, at any given time, approximately 7.7% to 27.7% of Spectrum Select’s contracts are traded over-the-counter.

The General Partner estimates that, at any given time, approximately 0.0% to 14.7% of Spectrum Strategic’s contracts held indirectly through its investment in the Funds are traded over-the-counter.

The General Partner estimates that, at any given time, approximately 21.2% to 42.3% of Spectrum Technical’s contracts held both directly and indirectly through its investment in SECOR Master Fund are traded over-the-counter.

All of the commodity interests owned by Spectrum Select and Spectrum Technical are held for trading purposes. The monthly average number of futures contracts traded by Spectrum Select during the years ended December 31, 2016 and 2015 were 6,303 and 8,519, respectively. The monthly average number of metals forward contracts traded by Spectrum Select during the years ended December 31, 2016 and 2015 were 965 and 1,135, respectively. The monthly average notional values of currency forward contracts traded by Spectrum Select during the years ended December 31, 2016 and 2015 were $117,997,719 and $124,501,944, respectively.

The monthly average number of futures contracts traded directly by Spectrum Technical during the years ended December 31, 2016 and 2015 were 3,074 and 4,195, respectively. The monthly average number of metals forward contracts traded directly by Spectrum Technical during the years ended December 31, 2016 and 2015 were 393 and 502, respectively. The monthly average notional values of currency forward contracts traded directly by Spectrum Technical during the years ended December 31, 2016 and 2015 were $302,187,265 and $288,970,752, respectively.

The following tables summarize the gross and net amounts recognized relating to assets and liabilities of Spectrum Select’s and Spectrum Technical’s derivatives and their offsetting subject to master netting or similar arrangements as of December 31, 2016 and 2015, respectively.

Spectrum Select

		Gross Amounts	Amounts	Gross Amounts Not Offset in the
		Offset in the	Presented in the	Statements of Financial Condition
		Statements of	Statements of		Cash Collateral
	Gross Amounts	Financial	Financial	Financial	Received/
December 31, 2016	Recognized	Condition	Condition	Instruments	Pledged*	Net Amount
Assets
Futures	$2,203,401	$(827,990)	$1,375,411	$-	$-	$1,375,411
Forwards	1,069,028	(1,069,028)	-	-	-	-

Total assets	$3,272,429	$(1,897,018)	$1,375,411	$-	$-	$1,375,411

Liabilities
Futures	$(827,990)	$827,990	$-	$-	$-	$-
Forwards	(1,116,899)	1,069,028	(47,871)	-	-	(47,871)

Total liabilities	$(1,944,889)	$1,897,018	$(47,871)	$-	$-	$(47,871)

Net fair value						$1,327,540	*

		Gross Amounts	Amounts	Gross Amounts Not Offset in the
		Offset in the	Presented in the	Statements of Financial Condition
		Statements of	Statements of		Cash Collateral
	Gross Amounts	Financial	Financial	Financial	Received/
December 31, 2015	Recognized	Condition	Condition	Instruments	Pledged*	Net Amount
Assets
Futures	$3,831,162	$(2,431,726)	$1,399,436	$-	$-	$1,399,436
Forwards	1,168,919	(1,125,088)	43,831	-	-	43,831

Total assets	$5,000,081	$(3,556,814)	$1,443,267	$-	$-	$1,443,267

Liabilities
Futures	$(2,431,726)	$2,431,726	$-	$-	$-	$-
Forwards	(1,125,088)	1,125,088	-	-	-	-

Total liabilities	$(3,556,814)	$3,556,814	$-	$-	$-	$-

Net fair value						$1,443,267	*

*

In the event of default by Spectrum Select, MS&Co., Spectrum Select’s commodity futures broker and the sole counterparty to Spectrum Select’s off-exchange-traded contracts, as applicable, has the right to offset Spectrum Select’s obligation with Spectrum Select’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. There is no collateral posted by MS&Co. and as such, in the event of default by MS&Co., Spectrum Select is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Spectrum Select’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee fund may be available in the event of a default.

Spectrum Technical

		Gross Amounts	Amounts	Gross Amounts Not Offset in the
		Offset in the	Presented in the	Statements of Financial Condition
		Statements of	Statements of		Cash Collateral
	Gross Amounts	Financial	Financial	Financial	Received/
December 31, 2016	Recognized	Condition	Condition	Instruments	Pledged*	Net Amount
Assets
Futures	$1,051,049	$(756,615)	$294,434	$-	$-	$294,434
Forwards	665,811	(665,811)	-	-	-	-

Total assets	$1,716,860	$(1,422,426)	$294,434	$-	$-	$294,434

Liabilities
Futures	$(756,615)	$756,615	$-	$-	$-	$-
Forwards	(730,361)	665,811	(64,550)	-	-	(64,550)

Total liabilities	$(1,486,976)	$1,422,426	$(64,550)	$-	$-	$(64,550)

Net fair value						$229,884	*

		Gross Amounts	Amounts	Gross Amounts Not Offset in the
		Offset in the	Presented in the	Statements of Financial Condition
		Statements of	Statements of		Cash Collateral
	Gross Amounts	Financial	Financial	Financial	Received/
December 31, 2015	Recognized	Condition	Condition	Instruments	Pledged*	Net Amount
Assets
Futures	$1,246,261	$(1,246,261)	$-	$-	$-	$-
Forwards	1,901,957	(1,901,957)	-	-	-	-

Total assets	$3,148,218	$(3,148,218)	$-	$-	$-	$-

Liabilities
Futures	$(1,548,907)	$1,246,261	$(302,646)	$-	$-	$(302,646)
Forwards	(1,988,889)	1,901,957	(86,932)	-	-	(86,932)

Total liabilities	$(3,537,796)	$3,148,218	$(389,578)	$-	$-	$(389,578)

Net fair value						$(389,578)	*

*

In the event of default by Spectrum Technical, MS&Co., Spectrum Technical’s commodity futures broker and the sole counterparty to Spectrum Technical’s off-exchange-traded contracts, as applicable, has the right to offset Spectrum Technical’s obligation with Spectrum Technical’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. There is no collateral posted by MS&Co. and as such, in the event of default by MS&Co., Spectrum Technical is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Spectrum Technical’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee fund may be available in the event of a default.

The following tables indicates the gross fair values of Spectrum Select’s and Spectrum Technical’s derivative instruments of futures and forward contracts as separate assets and liabilities as of December 31, 2016 and 2015, respectively.

Spectrum Select

	December 31, 2016
Assets
Futures Contracts
Commodity	$ 864,337
Equity	696,575
Currencies	202,478
Interest rates	440,011

Total unrealized appreciation on open futures contracts	2,203,401

Liabilities
Futures Contracts
Commodity	(385,917)
Equity	(263,755)
Currencies	(55,806)
Interest rates	(122,512)

Total unrealized depreciation on open futures contracts	(827,990)

Net unrealized appreciation on open futures contracts	$ 1,375,411	*

Assets
Forward Contracts
Commodity	$370,551
Currencies	698,477

Total unrealized appreciation on open forward contracts	1,069,028

Liabilities
Forward Contracts
Commodity	(534,709)
Currencies	(582,190)

Total unrealized depreciation on open forward contracts	(1,116,899)

Net unrealized depreciation on open forward contracts	$ (47,871)	**

*	This amount is in “Net unrealized appreciation on open futures contracts” in Spectrum Select’s Statements of Financial Condition.

**	This amount is in “Net unrealized depreciation on open forward contracts” in Spectrum Select’s Statements of Financial Condition.

	December 31, 2015
Assets
Futures Contracts
Commodity	$ 2,019,401
Equity	196,959
Currencies	1,206,216
Interest rates	408,586

Total unrealized appreciation on open futures contracts	3,831,162

Liabilities
Futures Contracts
Commodity	(937,845)
Equity	(421,360)
Currencies	(469,882)
Interest rates	(602,639)

Total unrealized depreciation on open futures contracts	(2,431,726)

Net unrealized appreciation on open futures contracts	$ 1,399,436	*

Assets
Forward Contracts
Commodity	$ 740,942
Currencies	427,977

Total unrealized appreciation on open forward contracts	1,168,919

Liabilities
Forward Contracts
Commodity	(954,788)
Currencies	(170,300)

Total unrealized depreciation on open forward contracts	(1,125,088)

Net unrealized appreciation on open forward contracts	$ 43,831	**

*	This amount is in “Net unrealized appreciation on open futures contracts” in Spectrum Select’s Statements of Financial Condition.
**	This amount is in “Net unrealized appreciation on open forward contracts” in Spectrum Select’s Statements of Financial Condition.

Spectrum Technical

	December 31, 2016
Assets
Futures Contracts
Commodity	$ 323,692
Equity	348,618
Currencies	24,345
Interest rates	354,394

Total unrealized appreciation on open futures contracts	1,051,049

Liabilities
Futures Contracts
Commodity	(226,494)
Equity	(140,355)
Currencies	(144,708)
Interest rates	(245,058)

Total unrealized depreciation on open futures contracts	(756,615)

Net unrealized appreciation on open futures contracts	$ 294,434	*

Assets
Forward Contracts
Commodity	$58,919
Currencies	606,892

Total unrealized appreciation on open forward contracts	665,811

Liabilities
Forward Contracts
Commodity	(293,032)
Currencies	(437,329)

Total unrealized depreciation on open forward contracts	(730,361)

Net unrealized depreciation on open forward contracts	$ (64,550)	**

*	This amount is in “Net unrealized appreciation on open futures contracts” in Spectrum Technical’s Statements of Financial Condition.
**	This amount is in “Net unrealized depreciation on open forward contracts” in Spectrum Technical’s Statements of Financial Condition.

	December 31, 2015
Assets
Futures Contracts
Commodity	$ 776,736
Equity	143,690
Currencies	121,130
Interest rates	204,705

Total unrealized appreciation on open futures contracts	1,246,261

Liabilities
Futures Contracts
Commodity	(762,145)
Equity	(170,907)
Currencies	(10,967)
Interest rates	(604,888)

Total unrealized depreciation on open futures contracts	(1,548,907)

Net unrealized depreciation on open futures contracts	$ (302,646)	*

Assets
Forward Contracts
Commodity	$ 156,179
Currencies	1,745,778

Total unrealized appreciation on open forward contracts	1,901,957

Liabilities
Forward Contracts
Commodity	(366,155)
Currencies	(1,622,734)

Total unrealized depreciation on open forward contracts	(1,988,889)

Net unrealized depreciation on open forward contracts	$ (86,932)	**

*	This amount is in “Net unrealized depreciation on open futures contracts” in Spectrum Technical’s Statements of Financial Condition.

**	This amount is in “Net unrealized depreciation on open forward contracts” in Spectrum Technical’s Statements of Financial Condition.

The following tables indicate the trading gains and losses, by market sector, on Spectrum Select’s and Spectrum Technical’s derivative instruments for the years ended December 31, 2016, 2015 and 2014, respectively.

Spectrum Select

Sector	2016		2015		2014

Commodity	$ (6,068,586)		$ (1,071,073)		$ 11,295,753
Equity	(2,859,526)		(2,848,607)		(3,990,077)
Currencies	(701,495)		2,577,114		4,185,603
Interest rates	966,204		(132,336)		9,213,718

Total	$ (8,663,403)	*	$ (1,474,902)	*	$ 20,704,997	*

Spectrum Technical

Sector	2016		2015		2014

Commodity	$ (3,763,856)		$ 5,162,412		$ 3,173,650
Equity	1,904,910		(769,729)		3,873,373
Currencies	(409,677)		1,503,142		(6,217,792)
Interest rates	1,151,677		344,021		20,943,980

Total	$ (1,116,946)	*	$ 6,239,846	*	$ 21,773,211	*

* This amount is included in “Total trading results” in the respective Partnership’s Statements of Income and Expenses.